INVESTMENT IN EQUITY AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EQUITY AFFILIATES

(6) INVESTMENT IN EQUITY AFFILIATES

Investment in equity affiliates as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
2010 Affiliate Company	12,680,000	12,926,810
2011 Affiliate Company	—	2,621,838

Total carrying value	12,680,000	15,548,648

2010 Affiliate Company

On December 31, 2010, the Group acquired a 20% equity interest in 2010 Affiliate Company, with an option to acquire the remaining equity interest of 2010 Affiliate Company on or before December 30, 2013. The Group calculated equity in net income of investment in 2010 Affiliate Company on a one-month lag basis, as the financial statements of 2010 Affiliate Company were not available within a sufficient time period.

The carrying amount and share of net income for investment in 2010 Affiliate Company as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Investment in equity affiliate - cost
Balance at the beginning of the year	—	12,680,000
Addition due to investment in equity affiliate	12,680,000	—

Total investment in equity affiliate - cost	12,680,000	12,680,000

Value booked under equity method
Share of net income on investment in equity affiliate	—	249,810
Amortization of identifiable intangible assets, net of tax	—	(3,000)

Total booked value under equity method	—	246,810

Carrying value at the end of the year	12,680,000	12,926,810

In performing the purchase price allocation for acquiring a 20% interest in 2010 Affiliate Company on December 31, 2010, the Group considered, among other factors, analyses of historical financial performance and estimates of future performance of 2010 Affiliate Company’ business. The Group makes estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent appraisal report and experience with similar assets and liabilities.

The purchase price of 2010 Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	20,868
Identified intangible assets	834,000
Deferred tax liabilities arising from the acquisition	(208,500)
Goodwill	12,033,632

Total purchase price	12,680,000

Identified intangible assets acquired were as follows:

	Fair value
	RMB	Useful lives
Trade name	814,000	Indefinite
Customer list	20,000	5 years

Total identified intangible assets	834,000

2011 Affiliate Company

On April 27, 2011, the Group invested RMB3,500,000 to obtain a 35% equity interest in a newly established 2011 Affiliate Company. The Group calculated equity in net loss of investment in 2011 Affiliate Company on a one quarter lag basis, as the financial statements of 2011 Affiliate Company were not available within a sufficient time period.

The carrying amount and share of net loss for investment in 2011 Affiliate Company as of December 31, 2011 were as follows:

December 31, 2011
Investment in equity affiliate - cost
Balance at the beginning of the year	—
Addition due to investment in equity affiliate	3,500,000

Total investment in equity affiliate - cost	3,500,000

Value booked under equity method
Share of net loss on investment in equity affiliate	(878,162)

Carrying value at the end of the year	2,621,838